Obligations Related to Finance Leases (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 15, 2023 vessel	Jan. 31, 2023 USD ($)	Feb. 28, 2023 vessel	Jan. 31, 2023 USD ($) vessel	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lessor vessel	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Current							$ 60,161		$ 27,032
Finance Lease, Liability, Noncurrent							472,599		267,449
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							0		8,605
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Liability							532,760		294,481
Finance Lease, Liability, Current							60,161		27,032
Finance Lease, Liability, Noncurrent							$ 472,599		267,449
Number of vessels obligated to purchase under sales-type lease | vessel							9
Finance Lease Liability, Gross							$ 536,480		$ 295,828
Finance Lease, Weighted Average Discount Rate, Percent							7.20%		4.80%
Teekay Tankers | Sale-Leaseback Transaction
Capital Leased Assets [Line Items]
Number of Lessors | lessor							27
Teekay Tankers | March 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels | vessel							8
Sale Leaseback Transaction, Net Proceeds						$ 177,300
Teekay Tankers | April 2022 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels | vessel							5
Sale Leaseback Transaction, Net Proceeds					$ 114,000
Teekay Tankers | January 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Total Cost		$ 164,300		$ 164,300
Teekay Tankers | March 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Expected Cost of Repurchase								$ 142,800
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							$ (3,720)		$ (1,347)
Teekay Tankers | Variable Interest Entity, Primary Beneficiary [Member] | Sale-Leaseback Transaction
Capital Leased Assets [Line Items]
Number of Lessors | lessor							6
suezmax vessels | Teekay Tankers | January 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired | vessel				1
LR2 and Aframax Tankers | Teekay Tankers | January 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired | vessel				8
LR2 and Aframax Tankers | Teekay Tankers | March 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	1
Suezmax, Aframax and LR2 Vessels | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Vessels with Purchase Option | vessel							15
Approximate capital leases future minimum payments due							$ 695,200		364,600
Finance Lease, Liability, Undiscounted Excess Amount							$ 158,700		$ 68,800
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel			19
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | January 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired | vessel				9
Suezmax, Aframax and LR2 Vessels | Teekay Tankers | March 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	6
Suezmax Tanker | Teekay Tankers | January 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels acquired | vessel				1
Suezmax Tanker | Teekay Tankers | March 2023 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	5
Maximum | Teekay Tankers
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							12
Maximum | Teekay Tankers | November 2021 Sale Leaseback
Capital Leased Assets [Line Items]
Actual hull coverage ratio									140.00%
Minimum | Teekay Tankers
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							six
Minimum | Teekay Tankers | November 2021 Sale Leaseback
Capital Leased Assets [Line Items]
Actual hull coverage ratio									13200.00%